RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

10.RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Group:

Name	Relationship
Mr. Lin Mingjun (“Mr. Lin”)	A controlling shareholder and chief executive officer of the Group
Mrs. Yang Yi (“Mrs. Yang”)	Chief financial officer of the Group

Amounts due to related parties

As of December 31, 2025 and 2024, significant amounts due to related parties consisted of the following:

	As of December 31,
	2025	2024
Mr. Lin	222	171
Mrs. Yang	11	151
Others	—	33
	$233	$355